Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000015708
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class I
Trading Symbol	JEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class I	S&P 500® Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$934,447	$1,013,838
Dec-2016	$1,048,116	$1,135,093
Dec-2017	$1,310,421	$1,382,901
Dec-2018	$1,275,247	$1,322,270
Dec-2019	$1,709,753	$1,738,605
Dec-2020	$1,919,104	$2,058,487
Dec-2021	$2,417,368	$2,649,385
Dec-2022	$2,181,803	$2,169,558
Dec-2023	$2,474,513	$2,739,884
Dec-2024	$2,766,173	$3,425,395

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.79%	10.10%	10.71%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 660,325,780	$ 660,325,780
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 4,872,149
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$660,325,780 Number of Portfolio Holdings47 Advisory Fee $4,872,149 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000244749
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class S
Trading Symbol	JEQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,546	$10,766
Dec-2024	$11,762	$13,460

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.53%	13.37%
S&P 500® Index	25.02%	25.83%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 660,325,780	$ 660,325,780
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 4,872,149
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$660,325,780 Number of Portfolio Holdings47 Advisory Fee $4,872,149 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000015712
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class I
Trading Symbol	JOPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class I	Russell 2500® Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$976,115	$970,983
Dec-2016	$1,150,869	$1,141,771
Dec-2017	$1,345,442	$1,333,708
Dec-2018	$1,154,895	$1,200,309
Dec-2019	$1,485,529	$1,533,591
Dec-2020	$1,602,021	$1,840,209
Dec-2021	$2,092,131	$2,174,792
Dec-2022	$1,831,442	$1,775,298
Dec-2023	$2,145,049	$2,084,619
Dec-2024	$2,360,278	$2,334,668

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	10.03%	9.70%	8.97%
Russell 2500® Index	11.99%	8.77%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 169,775,768	$ 169,775,768
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 1,420,809
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,775,768 Number of Portfolio Holdings84 Advisory Fee $1,420,809 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000244750
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class S
Trading Symbol	JOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$11,035	$10,995
Dec-2024	$12,113	$12,314

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	9.77%	15.98%
Russell 2500® Index	11.99%	17.46%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 169,775,768	$ 169,775,768
Holdings Count | Holding	84	84
Advisory Fees Paid, Amount	$ 1,420,809
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,775,768 Number of Portfolio Holdings84 Advisory Fee $1,420,809 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000071343
Shareholder Report [Line Items]
Fund Name	Johnson International Fund
Trading Symbol	JINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson International Fund	MSCI ACWI ex USA Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,362	$9,434
Dec-2016	$9,643	$9,858
Dec-2017	$11,620	$12,538
Dec-2018	$10,467	$10,759
Dec-2019	$12,527	$13,073
Dec-2020	$13,353	$14,466
Dec-2021	$14,688	$15,597
Dec-2022	$12,735	$13,101
Dec-2023	$15,286	$15,147
Dec-2024	$15,577	$15,986

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson International Fund	1.90%	4.45%	4.53%
MSCI ACWI ex USA Index	5.54%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 22,160,945	$ 22,160,945
Holdings Count | Holding	93	93
Advisory Fees Paid, Amount	$ 239,018
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,160,945 Number of Portfolio Holdings93 Advisory Fee $239,018 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.1%
Preferred Stocks	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000015709
Shareholder Report [Line Items]
Fund Name	Johnson Enhanced Return Fund
Trading Symbol	JENHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	22.37%	12.03%	11.91%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 290,134,951	$ 290,134,951
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 958,909
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$290,134,951 Number of Portfolio Holdings109 Advisory Fee $958,909 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	14.2%
Corporate Bonds	62.0%
Money Market Funds	0.8%
Municipal Bonds	1.3%
U.S. Government & Agencies	1.6%
U.S. Treasury Obligations	20.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000244751
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class I
Trading Symbol	JIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,011,580	$1,005,499
Dec-2016	$1,048,714	$1,032,117
Dec-2017	$1,087,777	$1,068,673
Dec-2018	$1,089,204	$1,068,793
Dec-2019	$1,186,614	$1,161,959
Dec-2020	$1,301,775	$1,249,181
Dec-2021	$1,275,254	$1,229,922
Dec-2022	$1,100,582	$1,069,906
Dec-2023	$1,160,297	$1,129,058
Dec-2024	$1,174,378	$1,143,174

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	1.21%	-0.21%	1.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,783,568,910	$ 1,783,568,910
Holdings Count | Holding	202	202
Advisory Fees Paid, Amount	$ 4,378,587
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,783,568,910 Number of Portfolio Holdings202 Advisory Fee (net of waivers)$4,378,587 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000200604
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class F
Trading Symbol	JIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Dec-2018	510,689	512,452
Dec-2019	554,428	557,122
Dec-2020	607,513	598,942
Dec-2021	594,425	589,708
Dec-2022	512,322	512,985
Dec-2023	539,417	541,347
Dec-2024	544,625	548,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	0.97%	-0.36%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.39%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,783,568,910	$ 1,783,568,910
Holdings Count | Holding	202	202
Advisory Fees Paid, Amount	$ 4,378,587
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,783,568,910 Number of Portfolio Holdings202 Advisory Fee (net of waivers)$4,378,587 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000015718
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class S
Trading Symbol	JIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,535	$10,525
Dec-2024	$10,628	$10,657

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	0.88%	4.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	5.04%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,783,568,910	$ 1,783,568,910
Holdings Count | Holding	202	202
Advisory Fees Paid, Amount	$ 4,378,587
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,783,568,910 Number of Portfolio Holdings202 Advisory Fee (net of waivers)$4,378,587 Portfolio Turnover47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.0%
Corporate Bonds	41.8%
Money Market Funds	0.2%
Municipal Bonds	0.9%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.7%
U.S. Treasury Obligations	26.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000015717
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class I
Trading Symbol	JIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg U.S. Intermediate Government/Credit Bond Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,009,004	$1,010,694
Dec-2016	$1,042,964	$1,031,726
Dec-2017	$1,074,187	$1,053,778
Dec-2018	$1,078,649	$1,063,030
Dec-2019	$1,159,892	$1,135,336
Dec-2020	$1,243,422	$1,208,384
Dec-2021	$1,222,825	$1,190,983
Dec-2022	$1,110,599	$1,092,907
Dec-2023	$1,170,389	$1,150,214
Dec-2024	$1,204,632	$1,184,722

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	2.93%	0.76%	1.88%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 297,576,400	$ 297,576,400
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 719,755
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$297,576,400 Number of Portfolio Holdings95 Advisory Fee (net of waivers)$719,755 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.8%
Corporate Bonds	45.4%
Money Market Funds	0.3%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	38.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000200603
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class F
Trading Symbol	JIMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg U.S. Intermediate Government/Credit Bond Index
May-2018	$500,000	$500,000
Dec-2018	508,592	512,746
Dec-2019	545,985	547,622
Dec-2020	584,612	582,857
Dec-2021	573,592	574,463
Dec-2022	520,118	527,157
Dec-2023	547,161	554,798
Dec-2024	562,682	571,443

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	2.84%	0.60%	1.79%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	2.02%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 297,576,400	$ 297,576,400
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 719,755
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$297,576,400 Number of Portfolio Holdings95 Advisory Fee (net of waivers)$719,755 Portfolio Turnover55%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	9.8%
Corporate Bonds	45.4%
Money Market Funds	0.3%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	38.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000015716
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Dec-2014	$1,000,000	$1,000,000
Dec-2015	$1,006,669	$1,006,670
Dec-2016	$1,023,576	$1,019,642
Dec-2017	$1,039,366	$1,028,366
Dec-2018	$1,051,423	$1,045,146
Dec-2019	$1,100,322	$1,087,661
Dec-2020	$1,143,373	$1,124,059
Dec-2021	$1,132,975	$1,119,420
Dec-2022	$1,084,372	$1,077,275
Dec-2023	$1,136,221	$1,127,522
Dec-2024	$1,185,113	$1,177,930

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	4.30%	1.50%	1.71%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.47%	1.61%	1.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 247,862,241	$ 247,862,241
Holdings Count | Holding	103	103
Advisory Fees Paid, Amount	$ 576,064
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$247,862,241 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$576,064 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.6%
Corporate Bonds	59.9%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
U.S. Treasury Obligations	21.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000200602
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class F
Trading Symbol	JIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Dec-2018	506,852	509,783
Dec-2019	528,969	530,520
Dec-2020	549,154	548,274
Dec-2021	543,173	546,011
Dec-2022	518,908	525,454
Dec-2023	543,190	549,963
Dec-2024	565,641	574,550

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	4.13%	1.35%	1.87%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.47%	1.61%	2.11%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 247,862,241	$ 247,862,241
Holdings Count | Holding	103	103
Advisory Fees Paid, Amount	$ 576,064
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$247,862,241 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$576,064 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.6%
Corporate Bonds	59.9%
Money Market Funds	0.4%
Municipal Bonds	2.6%
U.S. Government & Agencies	2.6%
U.S. Treasury Obligations	21.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000229855
Shareholder Report [Line Items]
Fund Name	Johnson Core Plus Bond Fund
Trading Symbol	JCPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Dec-2021	$1,004,392	$1,003,378
Dec-2022	$866,665	$872,836
Dec-2023	$917,041	$921,094
Dec-2024	$927,405	$932,609

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	1.13%	-2.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.21%

Performance Inception Date		Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 43,121,146	$ 43,121,146
Holdings Count | Holding	90	90
Advisory Fees Paid, Amount	$ 95,434
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,121,146 Number of Portfolio Holdings90 Advisory Fee (net of waivers)$95,434 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	28.6%
Corporate Bonds	55.4%
Money Market Funds	0.3%
Preferred Stocks	0.4%
U.S. Treasury Obligations	15.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

C000015715
Shareholder Report [Line Items]
Fund Name	Johnson Municipal Income Fund
Trading Symbol	JMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Dec-2014	$1,000,000	$1,000,000	$1,000,000
Dec-2015	$1,023,431	$1,033,018	$1,024,133
Dec-2016	$1,023,914	$1,035,580	$1,018,854
Dec-2017	$1,057,143	$1,092,000	$1,049,057
Dec-2018	$1,066,689	$1,106,002	$1,067,884
Dec-2019	$1,127,016	$1,189,341	$1,124,617
Dec-2020	$1,184,730	$1,251,335	$1,172,765
Dec-2021	$1,188,289	$1,270,323	$1,176,175
Dec-2022	$1,092,070	$1,162,010	$1,117,178
Dec-2023	$1,154,934	$1,236,398	$1,162,403
Dec-2024	$1,162,901	$1,249,427	$1,170,184

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	0.69%	0.63%	1.52%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal Bond: 5 Year GO (4-6)	0.67%	0.80%	1.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 169,395,328	$ 169,395,328
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 531,251
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,395,328 Number of Portfolio Holdings146 Advisory Fee $531,251 Portfolio Turnover26%
Holdings [Text Block]

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	11.5%
AA	60.4%
A	21.1%
BBB	4.9%
Not Rated	2.1%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.